Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended
	Oct. 13, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party		$ 105,000
Proceeds from Related Party Debt		105,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 300,000
Proceeds from Related Party Debt	105,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		20,000
Related Party Transaction, Expenses from Transactions with Related Party Per Month		20,000
Expenses incurred and paid		20,000
Related Party Loans
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	$ 300,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant		$ 1,500,000
Price of warrant		$ 1.00
maximum Loans Convertible Into Warrants		$ 1,500,000